Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended					0 Months Ended			0 Months Ended	12 Months Ended
	Oct. 07, 2013	May 07, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 06, 2013	Jul. 31, 2012	Jul. 05, 2013 Global Share Option Plan [Member]	Dec. 31, 2013 Global Share Option Plan [Member]	Dec. 31, 2013 Omnibus Stock Compensation Plan [Member]	Jun. 03, 2013 RSAs [Member]	Dec. 31, 2013 RSAs [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2013 Unvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for future issuance										17,894
Common stock with an exercise price	$ 5.90	$ 1.66	$ 1.66
Stock options grant date value	$ 135,854	$ 1,184,934
Percentage of stock options vesting prior to one year anniversary		25.00%
Percentage of stock options vested remaining of the period	75.00%	75.00%
Purchase of common stock		1,585,476				6
Shares reserved for issuance								10.00%
Recognition of incremental compensation expense			133,000
Stock options granted to purchase common stock	40,000
Percentage of stock options vesting over one year	25.00%
Stock option granted, contractual term			10 years
Stock option vested, contractual term			4 years
Stock option remaining vesting period			3 years
Number of remaining shares available for issuance							20,577		589,001
Stock-based compensation expense			1,200,000	0	0							32,630
Dividend yield percent			0.00%
Dividends to be paid in foreseeable future			0
Compensation cost not yet recognized														$ 1,800,000
Compensation cost expected to be recognized over a weighted-average period														2 years 3 months 18 days
Restricted stock award, granted											22,368
Restricted stock award, granted date value											$ 32,630
Restricted share vested											2,206
Remaining shares to vest from the date of grant											20,162
Shares vesting period											6 months
Estimated forfeitures related to option grants annual rate													0.00%